Financing Receivable, Net - Schedule of Financing Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term:
Short-term financing receivables	¥ 5,521,164		¥ 4,693,817
Accrued interest receivable	127,948		77,022
Allowance for credit losses	(198,694)		(102,124)
Total short-term financing receivables, net	5,450,418	$ 779,399	4,668,715
Long-term:
Long-term financing receivables	171,101		114,247
Allowance for credit losses	(3,723)		(1,820)
Total long-term financing receivables, net	¥ 167,378	$ 23,935	¥ 112,427